Note 21 - Decommissioning Liabilities - Disclosure of Detailed Information About Decommissioning Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Beginning decommissioning liabilities	$ 40,528	$ 27,796
Change in rehabilitation provision	10,885	9,538
Reclamation costs incurred	(156)	(104)
Interest or accretion expense	2,362	2,410
Foreign exchange loss	(1,995)	888
Disposition of exploration project	(153)
Ending decommissioning liabilities	51,471	40,528
Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	9,442	8,412
Change in rehabilitation provision	4,527	301
Reclamation costs incurred
Interest or accretion expense	565	744
Foreign exchange loss	(476)	(15)
Disposition of exploration project
Ending decommissioning liabilities	14,059	9,442
Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	4,971	2,321
Change in rehabilitation provision	1,191	2,338
Reclamation costs incurred	(55)
Interest or accretion expense	295	207
Foreign exchange loss	(252)	105
Disposition of exploration project
Ending decommissioning liabilities	6,150	4,971
Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	8,112	6,709
Change in rehabilitation provision	2,049	500
Reclamation costs incurred
Interest or accretion expense	477	592
Foreign exchange loss	(415)	311
Disposition of exploration project
Ending decommissioning liabilities	10,223	8,112
Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	7,103	2,694
Change in rehabilitation provision	1,240	4,051
Reclamation costs incurred	(81)
Interest or accretion expense	418	237
Foreign exchange loss	(359)	121
Disposition of exploration project
Ending decommissioning liabilities	8,321	7,103
Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	4,337	3,245
Change in rehabilitation provision	830	696
Reclamation costs incurred	(20)
Interest or accretion expense	259	282
Foreign exchange loss	(216)	114
Disposition of exploration project
Ending decommissioning liabilities	5,190	4,337
Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	3,769	2,498
Change in rehabilitation provision	772	945
Reclamation costs incurred
Interest or accretion expense	226	219
Foreign exchange loss	(190)	107
Disposition of exploration project
Ending decommissioning liabilities	4,577	3,769
Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	2,178	1,615
Change in rehabilitation provision	217	469
Reclamation costs incurred		(104)
Interest or accretion expense	122	129
Foreign exchange loss	(86)	69
Disposition of exploration project	(153)
Ending decommissioning liabilities	2,278	2,178
La Luz [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	616	302
Change in rehabilitation provision	59	238
Reclamation costs incurred
Interest or accretion expense
Foreign exchange loss	(2)	76
Disposition of exploration project
Ending decommissioning liabilities	$ 673	$ 616